June 14, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust formerly knowns as Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, the Trust, we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 241 and, under the Investment Company Act of 1940, as amended, Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, to register WHITEWOLF Publicly Listed Private Equity ETF and WHITEWOLF Commercial Real Estate Finance Income ETF, as new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or Wade.Bridge@Practus.com.

Very truly yours,

/s/ Wade Bridge

On behalf of Practus, LLP

WADE BRIDGE ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605

Practus, LLP ● Wade.Bridge@Practus.com ● Practus.com